U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

April 5, 2010

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:          Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund, (the “Funds”), hereby certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated March 31, 2010, and filed electronically as Post-Effective Amendment No. 374 to the Funds’ Registration Statement on Form N-1A on March 31, 2010.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC